Trade Payables, Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Product development related expenses	SFr 13,702	SFr 2,801
Personnel related expenses	3,696	2,301
General and administration related expenses	749	765
Other payables	51	81
Total	SFr 18,198	SFr 5,948